Inventories - Summary of Analysis of Inventory Reserve Accounts (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Write-downs (reversals of write-downs) of inventories [abstract]
Inventories recognized as an expense in cost of sales	¥ 11,991,899	$ 1,724,982	¥ 16,457,476	¥ 15,501,807
Inventories written down	86,650	12,464	32,813	82,386
Reversal of write-down of inventories	(31,765)	(4,569)	(41,823)	(54,408)
Inventories written off	¥ 0	$ 0	¥ 10,085	¥ 0